Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	83,700,000
Proposed Maximum Offering Price per Unit	44.805
Maximum Aggregate Offering Price	$ 3,750,178,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 517,899.65
Offering Note	(1) PayPal Holdings, Inc. (the "Company") is filing this Registration Statement on Form S-8 to register an aggregate of 83,700,000 shares of its common stock, par value $0.0001 per share ("Common Stock"), which may be issued pursuant to the PayPal Holdings, Inc. 2026 Equity Incentive Award Plan (the "2026 Equity Plan"), which amount includes (i) 39,100,000 shares of Common Stock reserved for issuance pursuant to the 2026 Equity Plan and (ii) up to 44,600,000 shares of Common Stock underlying awards granted under the PayPal Holdings, Inc. 2015 Equity Incentive Award Plan, as amended and restated (the "2015 Equity Plan"), that expire or are terminated, are settled in cash without the delivery of shares, or otherwise become available in accordance with the terms of such 2015 Equity Plan after May 19, 2026. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2026 Equity Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase in the number of outstanding shares of the common stock of the Company. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices per share of the Common Stock as reported on the Nasdaq Global Select Market on May 15, 2026. (3) As set forth in Table 2 below, the Company previously paid registration fees of $170,153.28 associated with certain unsold and unissued securities from the Company's registration statement on Form S-8 (File No. 333-281110) filed on July 30, 2024 (the "Prior Registration Statement"). The Company has terminated the offering of such unsold and unissued securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Company hereby offsets the registration fee due under this Registration Statement by $170,153.28.